Shareholder Fees - FidelityGrowthIncomePortfolio-RetailPRO	Sep. 29, 2023 USD ($)
FidelityGrowthIncomePortfolio-RetailPRO | Fidelity Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none